Long-term receivables, investments and other (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 CAD ($) lb	Dec. 31, 2019 CAD ($)
Categories Of Noncurrent Financial Assets [Abstract]
Investments in equity securities	[1]	$ 43,873	$ 24,408
Derivatives		45,605	10,504
Investment tax credits		95,642	95,474
Amounts receivable related to tax dispute	[2]	303,222	303,222
Product loan	[3]	176,904	176,904
Other		5,512	26,183
Total (current and non current portion)		670,758	636,695
Less current portion		(18,716)	(6,564)
Net		$ 652,042	$ 630,131
Uranium [Member]
Disclosure of products and services [line items]
Product loan maturity		December 31, 2023
Product loan quantity | lb		5,400,000

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.

[2]

Cameco was required to remit or otherwise secure 50% of the cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed, in relation to its dispute with Canada Revenue Agency (CRA) (see note 21 ). In light of our vi ew of the likely outcome of the case, Cameco expects to recover the amounts remitted to CRA, including cash taxes, interest and penalties totalling $303,222,000 already paid as at December 3 1 , 2020 (December 31, 2019 - $303,222,000) (note 21 ) .

[3]

During 2018, as a result of the decision to temporarily suspend production at the McArthur River mine, Cameco loaned 5,400 ,000 pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano is obligated to repay us in kind with uranium concentrate no later than December 31, 2023 . The loan wa s recorded at Cameco’s weighted average cost of inventory .